Subsequent Event - Additional Information (Detail) - Subsequent Event - JPY (¥) ¥ in Millions	Mar. 19, 2020	Mar. 06, 2020	Jan. 17, 2020	Feb. 25, 2020
Subsequent Event [Line Items]
Number of shares authorised for repurchase				19,200,000
Amount authorised for repurchase				¥ 50,000
Stock repurchased shares		18,093,400
Stock repurchased value		¥ 50,000
Revolving Credit Facility
Subsequent Event [Line Items]
Proceeds from debt	¥ 50,000		¥ 100,000